Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options and Warrants
14.	Equity Options and Warrants

OTLLC adopted the 2004 Unit Option Plan under which officers, employees, advisors and managers could be awarded membership unit option grants. Under the 2004 Unit Option Plan, OTLLC’s board could fix the term and vesting schedule of each option. Vested options generally could remain exercisable for up to three months after a participant’s termination of service or up to 12 months after a participant’s death or disability. Typically, the exercise price of a nonqualified option must not be less than the fair market value of the units on the grant date. The exercise price of each unit option granted under the 2004 Plan must be paid in cash when the option is exercised. Generally, options are not transferable except by will or the laws of descent and distribution.

In connection with the Merger, the Company’s Board of Directors adopted the 2012 Equity Incentive Plan, previously filed as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed on March 21, 2012. In connection with the Merger, each currently outstanding option to purchase an OTLLC unit was converted into an option to purchase eight (8) shares of the Company’s common stock under the Company’s 2012 Equity Incentive Plan. Immediately prior to Closing, there were 345,388 options to purchase OTLLC units outstanding. This resulted in the issuance of options to purchase 2,763,104 shares of the Company’s common stock at prices ranging from $0.13 per share to $0.63 per share.

On May 4, 2012, the date of the closing of the Merger, all (except 400,000) of the unvested options became fully vested since the Merger was a “change of control” as defined in the 2004 Unit Option Plan. As a result, there are currently 2,363,104 fully vested options outstanding at an average exercise price of $0.18 per share and 400,000 unvested options outstanding with an exercise price of $0.125 per share.

Stock Options

The Company used the modified Black-Scholes model to estimate the fair value of employee options on the date of grant utilizing the assumptions noted below. The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

The Company recognized total compensation expense related to the stock options of $73,072 and $5,210 during the three month periods ended June 30, 2012 and 2011, respectively, and $79,179 and $10,838 for the six month periods ended June 30, 2012 and 2011, respectively. The acceleration of the vesting of unvested options as a result of the change in control that occurred on the closing of the Merger on May 4, 2012, significantly increased the option compensation expense in the first half of 2012. Compensation expense is included in selling, general and administrative expenses in the consolidated statement of operations. Total unrecognized compensation expense related to unvested unit options was $33,710 and $55,176 at December 31, 2011 and 2010, respectively.

During the six month period ended June 30, 2012, options for 400,000 shares, exercisable at $0.125 per share, with 25% annual vesting, were granted. No options were granted during 2011. The weighted average grant date fair value of share options granted during 2010 was $0.226.

Common stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Common stock options outstanding and exercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

The stock options outstanding and exercisable at December 31, 2011 and 2010 had an aggregate intrinsic value of zero as the aggregate exercise price was greater than the aggregate market value. No options were exercised during 2011 or 2010.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive.

Warrants

On March 12, 2012, as discussed in note 13 above, the Company fulfilled subscriptions for the issuance of 800,000 shares along with warrants having the right to purchase 800,000 shares of common stock at $0.75 per share, expiring in 5 years from the date of issuance. On June 29, 2012, the Company fulfilled subscriptions for the issuance of 2,200,000 shares along with warrants having the right to purchase 2,200,000 shares of common stock at $0.75 per share, expiring in 5 years from the date of issuance. Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company through June 30, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	3,000,000	0.75
Exercised	—	—

Balance, June 30, 2012	3,000,000	$0.75

When subscriptions are fulfilled by the Company, the warrants related to each individual subscription are dated as of the date the subscription funds were received by the Company, regardless of the date on which the obligation is ultimately fulfilled. Therefore, all warrants have a term of five years from date the subscription funds were received.

At June 30, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 3,000,000 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants
October 26, 2016	200,000	4.33	$22,958
November 1, 2016	50,000	4.34	5,630
December 4, 2016	200,000	4.43	22,575
December 27, 2016	200,000	4.50	22,547
February 13, 2017	50,000	4.63	5,601
February 27, 2017	100,000	4.67	11,224
March 12, 2017	250,000	4.70	28,201
April 4, 2017	150,000	4.76	17,059
April 22, 2017	250,000	4.81	28,095
May 9, 2017	500,000	4.86	55,874
May 14, 2017	1,050,000	4.87	117,039

	3,000,000	4.74	$336,802

Using the Black-Scholes stock price valuation model, $336,802 of the $1,500,000 proceeds related to the fulfillment of the subscriptions during the six months ended June 30, 2012, has been allocated to the warrants to purchase 3,000,000 shares. The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.73% - 1.20%
Expected life of warrants (years)	5.00

At both June 30, 2012 and December 31, 2011, the Company had issued warrants for 8,013,440 shares of common stock to the holders of the Notes (see note 9) and additional warrants for 107,672 shares of common stock to other individuals for a total of 8,121,112 warrants outstanding. Of the warrants outstanding, 42,672 were issued in 2009, exercisable at $0.375 per share and had a weighted average grant date fair value of $0.009. In 2010, 7,768,440 warrants were issued, exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.010. The remaining 310,000 warrants were issued in 2011, also exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.008. The Company uses the modified Black-Scholes model to estimate the fair value of warrants on the date of issuance. Under the provisions of FASB ASC 470-20-25, the Company allocated the fair value of the warrants at issuance and recorded debt discount and additional paid in capital in the amounts of $0 and $762 for the three month periods ended June 30, 2012 and 2011, respectively, and $0 and $2,812 for the six month periods ended June 30, 2012 and 2011, respectively. Noncash interest expense reflecting the amortization of debt discount related to the warrant issuances of $9,599 and $9,033 was recorded for the six month periods ended June 30, 2012 and 2011, respectively.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive.

14.	Stock Options and Warrants

The Company adopted the 2004 Unit Option Plan under which officers, employees, advisors and managers may be awarded membership unit option grants. Under the 2004 Unit Option Plan, the board may fix the term and vesting schedule of each option. Vested options generally remain exercisable for up to three months after a participant’s termination of service or up to 12 months after a participant’s death or disability. Typically, exercise price of a nonqualified option must not be less than the fair market value of the units on the grant date. The exercise price of each unit option granted under the 2004 Plan must be paid in cash when the option is exercised. Generally, options are not transferable except by will or the laws of descent and distribution.

Stock Options

The Company used the modified Black-Scholes model to estimate the fair value of employee stock options on the date of grant utilizing the assumptions noted below. The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

The Company recognized total compensation expense related to the stock options of $20,896 and $10,352 during 2011 and 2010, respectively. Compensation expense is included in selling, general and administrative expenses in the consolidated statement of operations. Total unrecognized compensation expense related to unvested options was $33,710 and $55,176 at December 31, 2011 and 2010, respectively.

No stock options were granted during 2011. The weighted average grant date fair value of stock options granted during 2010 was $0.0325.

Stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Stock options outstanding and excercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

The options outstanding and exercisable at December 31, 2011 and 2010 had an aggregate intrinsic value of zero as the aggregate exercise price was greater than the aggregate market value. No options were exercised during 2011 or 2010.

The Company has not included these shares in earnings per share calculations as they are anti-dilutive.

Warrants

At December 31, 2011, the Company has issued warrants for 8,013,440 shares to the holders of the Notes (see note 9) and additional warrants for 107,672 shares to other individuals for a total of 8,121,111 warrants outstanding. Of the warrants outstanding, 42,672 were issued in 2009, exercisable at $0.375 per share and had a weighted average grant date fair value of $0.009. In 2010, 7,768,440 warrants were issued, exercisable at $0.3125 per share, that had a weighted average grant date fair value of $0.01. The remaining 310,000 warrants were issued in 2011, exercisable at $0.3125 per share and had a weighted average grant date fair value of $0.008. The Company uses the modified Black-Scholes model to estimate the fair value of warrants on the date of issuance. Under the provisions of FASB ASC 470-20-25, the Company allocated the fair value of the warrants at issuance and recorded debt discount and additional paid in capital in the amounts of $2,812 and $79,608 for the years ended December 31, 2011 and 2010, respectively. Amortization of debt discount related to the warrant issuances of $18,353 (including $99 for warrants not related to the convertible notes) and $1,994 (including $563 for warrants not related to the convertible notes) was recorded for the years ended December 31, 2011 and 2010, respectively.

The Company has not included these shares in earnings per share calculations as they are anti-dilutive.